Basis of Preparation	9 Months Ended
Sep. 30, 2020
Summary of significant accounting policies
Basis of preparation

2      Basis of preparation

This interim financial report for the quarterly reporting period ended September 30, 2020 has been prepared in accordance with IAS 34 Interim Financial Reporting.

Our business is seasonal and, consequently, our results tend to fluctuate from quarter to quarter. However, the comparability of the Group's results and financial position of the interim period, is not significantly affected by the level of seasonality.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the consolidated financial statements for the year ended December 31, 2019.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the adoption of the new standards effective as of January 1, 2020 (Note 4 a)).

The interim condensed consolidated financial statements are presented in euros and all values are rounded to the nearest thousand (€000), except when otherwise indicated.